Trade and Other Receivables (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
	Consolidated
	December 2024	June 2024
	$	$
Current assets
GST	41,771	31,440
Other debtors – research and development tax refund receivable	263,236	143,314
Accounts receivables	—	8,251
	305,007	183,005

	Consolidated
	30 June 2024	30 June 2023
	$	$
Current assets
Accounts receivable – Convertible notes	—	73,954
GST	31,441	—
Other debtors – research and development tax refund receivable	143,313	263,057
Accounts receivable	8,251	8,280
	183,005	345,291